Financial Risk Management - Contractual Maturities of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable – trade, carrying amount		₩ 89,255	₩ 190,559
Borrowings, carrying amount		936,110	407,185
Debentures, carrying amount		8,366,694	8,426,683
Lease liabilities-Carrying amount	[1]	1,782,057	1,534,282
Accounts payable – other and others, carrying amount		5,505,465	₩ 5,524,692
Non-derivative financial liabilities, carrying amount		16,679,581
Accounts payable – trade, carrying amount		89,255
Borrowings, contractual cash flows		975,960
Debentures, contractual cash flows		9,469,549
Lease liabilities-Contractual cash flows		2,063,294
Accounts payable – other and others, contractual cash flows		5,641,277
Non-derivative financial liabilities, contractual cash flows		18,239,335
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable – trade, carrying amount		89,255
Borrowings, contractual cash flows		290,024
Debentures, contractual cash flows		2,074,631
Lease liabilities-Contractual cash flows		391,686
Accounts payable – other and others, contractual cash flows		4,291,518
Non-derivative financial liabilities, contractual cash flows		7,137,114
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable – trade, carrying amount		0
Borrowings, contractual cash flows		685,936
Debentures, contractual cash flows		5,077,080
Lease liabilities-Contractual cash flows		1,104,040
Accounts payable – other and others, contractual cash flows		1,256,702
Non-derivative financial liabilities, contractual cash flows		8,123,758
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable – trade, carrying amount		0
Borrowings, contractual cash flows		0
Debentures, contractual cash flows		2,317,838
Lease liabilities-Contractual cash flows		567,568
Accounts payable – other and others, contractual cash flows		93,057
Non-derivative financial liabilities, contractual cash flows		₩ 2,978,463

[1]	Lease liabilities are not applicable on category of financial liabilities, but are classified as financial liabilities measured at amortized cost on consideration of nature for measurement of liabilities.